Note 7 - Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Risk Management Abstract
Principal Geographical Areas GDP
GDP for the main geographies
	Spain			Mexico			Turkey			The United States
Date	GDP negative scenario	GDP base scenario	GDP positive scenario	GDP negative scenario	GDP base scenario	GDP positive scenario	GDP negative scenario	GDP base scenario	GDP positive scenario	GDP negative scenario	GDP base scenario	GDP positive scenario
2019	0.96%	1.54%	2.15%	-0.58%	0.23%	1.06%	-0.60%	3.32%	7.06%	1.16%	2.12%	3.13%
2020	1.35%	1.87%	2.42%	0.93%	1.66%	2.39%	-0.68%	2.48%	5.27%	1.00%	1.81%	2.62%
2021	2.01%	2.10%	2.19%	2.05%	2.14%	2.23%	4.60%	4.74%	4.91%	1.84%	1.92%	2.03%
2022	1.85%	1.89%	1.88%	2.07%	2.14%	2.19%	4.28%	4.38%	4.47%	1.83%	1.86%	1.91%
2023	1.81%	1.85%	1.85%	2.11%	2.15%	2.17%	4.31%	4.38%	4.50%	1.88%	1.91%	1.94%

	Peru			Argentina			Colombia
Date	GDP negative scenario	GDP base scenario	GDP positive scenario	GDP negative scenario	GDP base scenario	GDP positive scenario	GDP negative scenario	GDP base scenario	GDP positive scenario
2019	0.34%	2.92%	5.43%	-7.41%	-2.47%	2.40%	1.93%	3.29%	4.58%
2020	0.32%	2.46%	4.56%	-6.62%	-2.57%	0.85%	1.71%	2.73%	3.74%
2021	3.07%	3.28%	3.49%	2.08%	2.30%	2.51%	3.61%	3.61%	3.61%
2022	3.39%	3.39%	3.39%	1.64%	1.78%	1.88%	3.59%	3.59%	3.59%
2023	3.86%	3.86%	3.86%	1.95%	2.10%	2.23%	3.59%	3.59%	3.59%

Credit Risk Exposure
Maximum credit risk exposure (Millions of Euros)
	Notes	December 2019	Stage 1	Stage 2	Stage 3
Financial assets held for trading		69,503
Debt securities	10	26,309
Equity instruments	10	8,892
Loans and advances	10	34,303
Non-trading financial assets mandatorily at fair value through profit or loss		5,557
Loans and advances	11	1,120
Debt securities	11	110
Equity instruments	11	4,327
Financial assets designated at fair value through profit or loss	12	1,214
Derivatives (trading and hedging)		39,462
Financial assets at fair value through other comprehensive income		61,293
Debt securities	13	58,841	58,590	250	-
Equity instruments	13	2,420
Loans and advances to credit institutions	13	33	33	-	-
Financial assets at amortized cost		451,640	402,024	33,624	15,993
Loans and advances to central banks		4,285	4,285	-	-
Loans and advances to credit institutions		13,664	13,500	158	6
Loans and advances to customers		394,763	345,449	33,360	15,954
Debt securities		38,930	38,790	106	33
Total financial assets risk		628,670
Total loan commitments and financial guarantees	33	181,116	169,663	10,452	1,001
Total maximum credit exposure		809,786

Maximum credit risk exposure (Millions of Euros)
	Notes	December 2018	Stage 1	Stage 2	Stage 3
Financial assets held for trading		59,581
Debt securities	10	25,577
Equity instruments	10	5,254
Loans and advances	10	28,750
Non-trading financial assets mandatorily at fair value through profit or loss		5,135
Loans and advances	11	1,803
Debt securities	11	237
Equity instruments	11	3,095
Financial assets designated at fair value through profit or loss	12	1,313
Derivatives (trading and hedging)		38,249
Financial assets at fair value through other comprehensive income		56,365
Debt securities	13	53,737	53,734	3	-
Equity instruments	13	2,595
Loans and advances to credit institutions	13	33	33	-	-
Financial assets at amortized cost		431,927	384,632	30,902	16,394
Loans and advances to central banks		3,947	3,947	-	-
Loans and advances to credit institutions		9,175	9,131	34	10
Loans and advances to customers		386,225	339,204	30,673	16,348
Debt securities		32,580	32,350	195	35
Total financial assets risk		592,571
Total loan commitments and financial guarantees	33	170,511	161,404	8,120	987
Total maximum credit exposure		763,082

Credit Risk Exposure By Stages and geographic location
December 2019
	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain (*)	197,058	173,843	14,599	8,616	(5,311)	(712)	(661)	(3,939)	191,747	173,131	13,939	4,677
The United States	57,387	49,744	7,011	632	(688)	(165)	(342)	(182)	56,699	49,580	6,670	450
Mexico	60,099	54,748	3,873	1,478	(2,013)	(697)	(404)	(912)	58,087	54,052	3,469	566
Turkey (**)	43,113	34,536	5,127	3,451	(2,613)	(189)	(450)	(1,974)	40,500	34,347	4,677	1,477
South America (***)	36,265	31,754	2,742	1,769	(1,769)	(366)	(323)	(1,079)	34,497	31,388	2,419	690
Others	839	824	7	9	(8)	(1)	(1)	(6)	832	823	6	2
Total (****)	394,763	345,449	33,360	15,954	(12,402)	(2,129)	(2,181)	(8,093)	382,360	343,320	31,179	7,861

December 2018
	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain (*)	195,447	172,599	12,827	10,021	(5,874)	(713)	(877)	(4,284)	189,574	171,886	11,951	5,737
The United States	57,321	50,665	5,923	733	(658)	(206)	(299)	(153)	56,663	50,459	5,624	580
Mexico	52,858	48,354	3,366	1,138	(1,750)	(640)	(373)	(737)	51,107	47,714	2,992	401
Turkey (**)	43,718	34,883	6,113	2,722	(2,241)	(171)	(591)	(1,479)	41,479	34,712	5,523	1,244
South America (***)	36,098	31,947	2,436	1,715	(1,656)	(338)	(234)	(1,084)	34,442	31,609	2,202	631
Others	783	756	8	19	(19)	-	(1)	(18)	763	755	7	1
Total (****)	386,225	339,204	30,673	16,348	(12,199)	(2,070)	(2,374)	(7,755)	374,027	337,134	28,299	8,593

Credit Risk Exposure By Stages and Counterparty
December 2019 (Millions of Euros)
	Gross exposure				Accumulated allowances				Net amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Public administrations	28,281	27,511	682	88	(59)	(15)	(22)	(21)	28,222	27,496	660	66
Other financial corporations	11,239	11,085	136	17	(31)	(19)	(2)	(10)	11,207	11,066	134	8
Non-financial corporations	173,254	148,768	16,018	8,468	(6,465)	(811)	(904)	(4,750)	166,789	147,957	15,114	3,718
Individuals	181,989	158,085	16,523	7,381	(5,847)	(1,283)	(1,252)	(3,312)	176,142	156,801	15,272	4,069
Loans and advances to customers	394,763	345,449	33,360	15,954	(12,402)	(2,129)	(2,181)	(8,093)	382,360	343,320	31,179	7,861

December 2018 (Millions of Euros)
	Gross exposure				Accumulated allowances				Net amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Public administrations	28,632	27,740	764	128	(84)	(21)	(25)	(38)	28,549	27,719	739	91
Other financial corporations	9,490	9,189	291	11	(22)	(13)	(4)	(4)	9,468	9,176	286	6
Non-financial corporations	169,764	145,875	15,516	8,372	(6,260)	(730)	(1,190)	(4,341)	163,503	145,145	14,327	4,031
Individuals	178,339	156,400	14,102	7,838	(5,833)	(1,305)	(1,155)	(3,372)	172,506	155,094	12,946	4,466
Loans and advances to customers	386,225	339,204	30,673	16,348	(12,199)	(2,070)	(2,374)	(7,755)	374,027	337,134	28,299	8,593

Loans And Advances Breakdown By Counterparty
December 2019 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
By product
On demand and short notice	-	9	-	118	2,328	595	3,050	3,251
Credit card debt	-	10	1	3	1,940	14,401	16,355	17,608
Commercial debtors		971	-	230	15,976	99	17,276	17,617
Finance leases	-	227	-	6	8,091	387	8,711	9,095
Reverse repurchase loans	-	-	1,817	-	26	-	1,843	1,848
Other term loans	4,240	26,734	4,121	7,795	137,934	160,223	341,047	351,230
Advances that are not loans	35	865	7,743	3,056	951	506	13,156	13,214
LOANS AND ADVANCES	4,275	28,816	13,682	11,208	167,246	176,211	401,438	413,863
By secured loans
Of which: mortgage loans collateralized by immovable property		1,067	15	261	23,575	111,085	136,003	139,317
Of which: other collateralized loans	-	10,447	93	2,106	29,009	6,893	48,548	49,266
By purpose of the loan
Of which: credit for consumption						46,356	46,356	49,474
Of which: lending for house purchase						110,178	110,178	111,636
By subordination
Of which: project finance loans					12,259		12,259	12,415

December 2018 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
By product
On demand and short notice	-	10	-	151	2,833	648	3,641	3,834
Credit card debt	-	8	1	2	2,328	13,108	15,446	16,495
Commercial debtors		948	-	195	16,190	103	17,436	17,716
Finance leases	-	226	-	3	8,014	406	8,650	9,077
Reverse repurchase loans	-	293	477	-	-	-	770	772
Other term loans	3,911	26,839	2,947	7,030	133,573	157,760	332,060	342,264
Advances that are not loans	29	1,592	5,771	2,088	984	498	10,962	11,025
LOANS AND ADVANCES	3,941	29,917	9,196	9,468	163,922	172,522	388,966	401,183
By secured loans
Of which: mortgage loans collateralized by immovable property		1,056	15	219	26,784	111,809	139,883	144,005
Of which: other collateralized loans	-	7,179	285	1,389	31,393	6,835	47,081	47,855
By purpose of the loan
Of which: credit for consumption						40,124	40,124	42,736
Of which: lending for house purchase						111,007	111,007	112,952
By subordination
Of which: project finance loans					13,973		13,973	14,286

December 2017 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total
On demand and short notice	-	222	-	270	7,663	2,405	10,560
Credit card debt	-	6	-	3	1,862	13,964	15,835
Trade receivables		1,624	-	497	20,385	198	22,705
Finance leases	-	205	-	36	8,040	361	8,642
Reverse repurchase loans	305	1,290	13,793	10,912	-	-	26,300
Other term loans	6,993	26,983	4,463	5,763	125,228	155,418	324,848
Advances that are not loans	2	1,964	8,005	1,044	1,459	522	12,995
LOANS AND ADVANCES	7,301	32,294	26,261	18,525	164,637	172,868	421,886
Of which: mortgage loans (Loans collateralized by immovable property)		998	-	308	37,353	116,938	155,597
Of which: other collateralized loans		7,167	13,501	12,907	24,100	9,092	66,767
Of which: credit for consumption						40,705	40,705
Of which: lending for house purchase						114,709	114,709
Of which: project finance loans					16,412		16,412

Guaranteed financial instruments based on IFRS 9
December 2019 (Millions of Euros)
	Maximum exposure to credit risk	Of which secured by collateral
		Residential properties	Commercial properties	Cash	Others	Financial
Impaired loans and advances at amortized cost	15,959	3,396	939	35	221	542
Total	15,959	3,396	939	35	221	542

December 2018 (Millions of Euros)
	Maximum exposure to credit risk	Of which secured by collateral
		Residential properties	Commercial properties	Cash	Others	Financial
Impaired loans and advances at amortized cost	16,359	3,484	1,255	13	317	502
Total	16,359	3,484	1,255	13	317	502

Financial Guarantee received
Guarantees received (Millions of Euros)
	2019	2018
Value of collateral	152,454	158,268
Of which: guarantees normal risks under special monitoring	14,623	14,087
Of which: guarantees non-performing risks	4,590	5,068
Value of other guarantees	35,464	16,897
Of which: guarantees normal risks under special monitoring	3,306	1,519
Of which: guarantees non-performing risks	542	502
Total value of guarantees received	187,918	175,165

BBVA Abridged Rating Scale
External rating	Internal rating	Probability of default(basic points)
Standard&Poor's List	Reduced List (22 groups)	Average	Minimum from >=	Maximum
AAA	AAA	1	0	2
AA+	AA+	2	2	3
AA	AA	3	3	4
AA-	AA-	4	4	5
A+	A+	5	5	6
A	A	8	6	9
A-	A-	10	9	11
BBB+	BBB+	14	11	17
BBB	BBB	20	17	24
BBB-	BBB-	31	24	39
BB+	BB+	51	39	67
BB	BB	88	67	116
BB-	BB-	150	116	194
B+	B+	255	194	335
B	B	441	335	581
B-	B-	785	581	1,061
CCC+	CCC+	1,191	1,061	1,336
CCC	CCC	1,500	1,336	1,684
CCC-	CCC-	1,890	1,684	2,121
CC+	CC+	2,381	2,121	2,673
CC	CC	3,000	2,673	3,367
CC-	CC-	3,780	3,367	4,243

Probability of Default
Probability of default (basis points)
	December 2019		December 2018
	Subject to 12 month ECL (Stage 1)	Subject to lifetime ECL (Stage 2)	Subject to 12 month ECL (Stage 1)	Subject to lifetime ECL (Stage 2)
	%	%	%	%
0 to 2	5.5	-	9.6	-
2 to 5	6.3	-	10.8	0.1
5 to 11	14.6	0.2	6.3	-
11 to 39	24.5	0.8	20.9	0.4
39 to 194	24.5	1.6	30.1	1.8
194 to 1,061	14.0	3.6	12.2	3.6
1,061 to 2,121	1.4	1.2	1.6	1.2
> 2,121	0.4	1.5	0.2	1.2
Total	91.0	9.0	91.7	8.3

Loans And Advances Impaired And Accumulated Impairment by Sectors
December 2019 (Millions of Euros)
	Gross carrying amount	Non-performing loans and advances	Accumulated impairment	Non-performing loans and advances as a % of the total
Central banks	4,285	-	(9)	0.0%
General governments	28,281	88	(60)	0.3%
Credit institutions	13,664	6	(15)	0.0%
Other financial corporations	11,239	17	(31)	0.2%
Non-financial corporations	173,254	8,467	(6,465)	4.9%
Agriculture, forestry and fishing	3,758	154	(124)	4.1%
Mining and quarrying	4,669	100	(86)	2.1%
Manufacturing	39,517	1,711	(1,242)	4.3%
Electricity, gas, steam and air conditioning supply	12,305	684	(575)	5.6%
Water supply	900	14	(16)	1.6%
Construction	10,945	1,377	(876)	12.6%
Wholesale and retail trade	27,467	1,799	(1,448)	6.6%
Transport and storage	9,638	507	(392)	5.3%
Accommodation and food service activities	8,703	279	(203)	3.2%
Information and communications	6,316	95	(65)	1.5%
Financial and insurance activities	6,864	191	(140)	2.8%
Real estate activities	19,435	782	(527)	4.0%
Professional, scientific and technical activities	4,375	167	(140)	3.8%
Administrative and support service activities	3,415	118	(134)	3.4%
Public administration and defense; compulsory social security	282	5	(6)	1.7%
Education	903	41	(38)	4.5%
Human health services and social work activities	4,696	66	(55)	1.4%
Arts, entertainment and recreation	1,396	47	(39)	3.4%
Other services	7,671	331	(360)	4.3%
Households	181,989	7,381	(5,847)	4.1%
LOANS AND ADVANCES	412,711	15,959	(12,427)	3.9%

December 2018 (Millions of Euros)
	Gross carrying amount	Non-performing loans and advances	Accumulated impairment	Non-performing loans and advances as a % of the total
Central Banks	3,947	-	(6)	-
General governments	28,198	128	(84)	0.4%
Credit institutions	9,175	10	(12)	0.1%
Other financial corporations	9,490	11	(22)	0.1%
Non-financial corporations	170,182	8,372	(6,260)	4.9%
Agriculture, forestry and fishing	3,685	122	(107)	3.3%
Mining and quarrying	4,952	96	(70)	1.9%
Manufacturing	36,772	1,695	(1,134)	4.6%
Electricity, gas, steam and air conditioning supply	13,853	585	(446)	4.2%
Water supply	1,061	19	(15)	1.8%
Construction	11,899	1,488	(1,007)	12.5%
Wholesale and retail trade	25,833	1,624	(1,259)	6.3%
Transport and storage	9,798	459	(374)	4.7%
Accommodation and food service activities	7,882	315	(204)	4.0%
Information and communication	5,238	113	(72)	2.1%
Financial and insurance activities	6,929	147	(128)	2.1%
Real estate activities	17,272	834	(624)	4.8%
Professional, scientific and technical activities	5,096	204	(171)	4.0%
Administrative and support service activities	3,162	128	(125)	4.0%
Public administration and defense, compulsory social security	319	5	(7)	1.6%
Education	912	31	(31)	3.4%
Human health services and social work activities	4,406	63	(63)	1.4%
Arts, entertainment and recreation	1,323	59	(41)	4.5%
Other services	9,791	386	(382)	3.9%
Households	178,355	7,838	(5,833)	4.4%
LOANS AND ADVANCES	399,347	16,359	(12,217)	4.1%

December 2017 (Millions of Euros)
	Non-performing	Accumulated impairment or Accumulated changes in fair value due to credit risk	Non-performing loans and advances as a % of the total
General governments	171	(111)	0.5%
Credit institutions	11	(36)	0.3%
Other financial corporations	12	(26)	0.1%
Non-financial corporations	10,791	(7,538)	6.3%
Agriculture, forestry and fishing	166	(123)	4.3%
Mining and quarrying	177	(123)	3.7%
Manufacturing	1,239	(955)	3.6%
Electricity, gas, steam and air conditioning supply	213	(289)	1.8%
Water supply	29	(11)	4.5%
Construction	2,993	(1,708)	20.1%
Wholesale and retail trade	1,706	(1,230)	5.9%
Transport and storage	441	(353)	4.2%
Accommodation and food service activities	362	(222)	4.3%
Information and communication	984	(256)	17.0%
Real estate activities	1,171	(1,100)	7.9%
Professional, scientific and technical activities	252	(183)	3.8%
Administrative and support service activities	188	(130)	6.3%
Public administration and defense, compulsory social security	4	(6)	1.9%
Education	31	(25)	3.4%
Human health services and social work activities	75	(68)	1.7%
Arts, entertainment and recreation	69	(38)	4.6%
Other services	690	(716)	4.3%
Households	8,417	(5,073)	4.7%
LOANS AND ADVANCES	19,401	(12,784)	4.5%

Changes In Impaired Financial Assets And Contingent Risks
Changes in impaired financial assets and contingent risks (Millions of Euros)
	2019	2018	2017
Balance at the beginning	17,134	20,590	23,877
Additions	9,857	9,792	10,856
Decreases (*)	(5,874)	(6,909)	(7,771)
Net additions	3,983	2,883	3,085
Amounts written-off	(3,803)	(5,076)	(5,758)
Exchange differences and other	(544)	(1,264)	(615)
Balance at the end	16,770	17,134	20,590

Changes In Impaired Financial Assets Written Off
Changes in impaired financial assets written-off from the balance sheet (Millions of Euros)
	Notes	2019	2018	2017
Balance at the beginning		32,343	30,139	29,347
Increase		4,712	6,164	5,986
Decrease:		(11,039)	(4,210)	(4,442)
Re-financing or restructuring		(2)	(10)	(9)
Cash recovery	47	(919)	(589)	(558)
Foreclosed assets		(617)	(625)	(149)
Sales (*)		(8,325)	(1,805)	(2,284)
Debt forgiveness		(493)	(889)	(1,121)
Time-barred debt and other causes		(682)	(292)	(321)
Net exchange differences		230	250	(752)
Balance at the end		26,245	32,343	30,139

Corrections Loans And Advances At Amortized Cost
Changes in gross accounting balances of loans and advances at amortized cost. December 2019 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Opening balance	352,282	30,707	16,359	399,347
Transfers of financial assets:	(9,021)	6,279	2,741	-
Transfers from stage 1 to Stage 2	(13,546)	13,546	-	-
Transfers from stage 2 to Stage 1	5,656	(5,656)	-	-
Transfers to Stage 3	(1,571)	(2,698)	4,269	-
Transfers from Stage 3	440	1,087	(1,527)	-
Net annual origination of financial assets	20,296	(2,739)	246	17,804
Becoming write-offs	(152)	(349)	(3,407)	(3,908)
Foreign exchange	1,611	35	16	1,662
Modifications that do not result in derecognition	(1)	(27)	15	(13)
Other	(1,782)	(388)	(11)	(2,180)
Closing balance	363,234	33,518	15,959	412,711

Changes In Value Corrections Loans And Advances At Amortized Cost
Changes in allowances of loans and advances at amortized cost. December 2019 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Opening balance	(2,082)	(2,375)	(7,761)	(12,217)
Transfers of financial assets:	176	(227)	(1,574)	(1,626)
Transfers from stage 1 to Stage 2	126	(649)	-	(523)
Transfers from stage 2 to Stage 1	(38)	273	-	235
Transfers to Stage 3	89	234	(1,810)	(1,487)
Transfers from Stage 3	(1)	(86)	236	149
Net annual origination of allowances	(542)	(116)	(1,711)	(2,370)
Becoming write-offs	130	337	2,789	3,256
Foreign exchange	(30)	(18)	69	20
Modifications that do not result in derecognition	(15)	(149)	(89)	(254)
Other	215	366	183	764
Closing balance	(2,149)	(2,183)	(8,094)	(12,427)

Impairement Losses Reconciliations I
Financial assets at amortized cost. December 2018 (Millions of Euros)
	Not credit-impaired			Credit-impaired	Total
	Stage 1	Stage 2		Credit-impaired (Stage 3)
	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances	Loss allowances
Opening balance	(2,237)	(1,827)	(525)	(9,371)	(13,960)
Transfers from Stage 1 to Stage 2 (not credit-impaired)	208	(930)	(218)	-	(940)
Transfers from Stage 2 (not credit - impaired) to Stage 1	(125)	619	50	-	544
Transfers to Stage 3	55	282	564	(2,127)	(1,226)
Transfers from Stage 3 to Stage 1 or 2	(7)	(126)	(68)	333	132
Changes without transfers between Stages	358	(53)	(260)	(3,775)	(3,730)
New financial assets originated	(1,072)	(375)	(244)	-	(1,692)
Disposals	2	3	-	110	115
Repayments	641	432	118	1,432	2,623
Write-offs	13	14	2	4,433	4,461
Foreign exchange	(84)	72	(93)	343	239
Modifications that result in derecognition	5	10	25	98	138
Modifications that do not result in derecognition	3	(8)	1	(362)	(366)
Other	135	133	20	1,111	1,399
Closing balance	(2,106)	(1,753)	(628)	(7,777)	(12,264)
Of which: Loans and advances	-	-	-	-	(12,217)
Of which: Debt certificates	-	-	-	-	(46)

Impairement losses reconciliations II
Financial assets at amortized cost. December 2017 (Millions of Euros) (*)
	Opening balance	Increases due to amounts set aside for estimated loan losses during the year	Decreases due to amounts reversed for estimated loan losses during the year	Decreases due to amounts taken against allowances	Transfers between allowances	Other adjustments	Closing balance	Recoveries recorded directly to the statement of profit or loss
Specific allowances for financial assets, individually and collectively estimated	(10,937)	(7,484)	2,878	4,503	1,810	526	(8,703)	558
Debt securities	(144)	(26)	6	-	123	13	(28)	-
Credit institutions	(15)	(5)	4	-	16	-	-	-
Other financial corporations	(26)	(4)	2	-	-	13	(16)	-
Non-financial corporations	(103)	(17)	-	-	107	-	(12)	-
Loans and advances	(10,793)	(7,458)	2,872	4,503	1,687	513	(8,675)	558
General governments	(39)	(70)	37	14	1	15	(42)	1
Credit institutions	(7)	(2)	2	-	-	1	(6)	-
Other financial corporations	(25)	(287)	3	38	227	38	(7)	-
Non-financial corporations	(7,402)	(3,627)	1,993	3,029	(228)	636	(5,599)	345
Households	(3,319)	(3,472)	837	1,422	1,687	(177)	(3,022)	212
Collective allowances for incurred but not reported losses on financial assets	(5,270)	(1,783)	2,159	1,537	(1,328)	557	(4,130)	-
Debt securities	(46)	(8)	30	1	-	3	(21)	-
Loans and advances	(5,224)	(1,776)	2,128	1,536	(1,328)	554	(4,109)	-
Total	(16,206)	(9,267)	5,037	6,038	482	1,083	(12,833)	558

Headings Of Balance Sheet Under Market Risk
Headings of the balance sheet under market risk (Millions of Euros)
	December 2019		December 2018		December 2017
	Main market risk metrics - VaR	Main market risk metrics - Others (*)	Main market risk metrics - VaR	Main market risk metrics - Others (*)	Main market risk metrics - VaR	Main market risk metrics - Others (*)
Assets subject to market risk
Financial assets held for trading	96,461	1,671	114,156	124	59,008	441
Financial assets at fair value through other comprehensive income	7,089	24,691	5,652	19,125	5,661	24,083
Of which: Equity instruments	-	1,783	-	2,046	-	2,404
Derivatives - Hedge accounting	628	840	688	1,061	829	1,397
Financial liabilities held for trading	74,967	12,677	67,859	11,011	42,468	2,526
Derivatives - Hedge accounting	671	1,183	550	910	1,157	638

VAR By Risk Factor
VaR by Risk Factor (Millions of Euros)
	Interest/Spread risk	Currency risk	Stock-market risk	Vega/Correlation risk	Diversification effect(*)	Total
December 2019
VaR average in the year	21	6	4	9	(20)	19
VaR max in the year	28	6	3	9	(21)	25
VaR min in the year	13	5	5	9	(18)	14
End of period VaR	24	5	5	8	(22)	20
December 2018
VaR average in the year	20	6	4	9	(20)	21
VaR max in the year	23	7	6	11	(21)	26
VaR min in the year	17	6	4	7	(18)	16
End of period VaR	19	5	3	7	(17)	17
December 2017
VaR average in the year	25	10	3	13	(23)	27
VaR max in the year	27	11	2	12	(19)	34
VaR min in the year	23	7	4	14	(26)	22
End of period VaR	23	7	4	14	(26)	22

Expected Shortfall
Impact of the stress test (Millions of Euros)
	Europe	Mexico	Peru	Venezuela	Argentina	Colombia	Turkey	The United States
Expected shortfall	(112)	(68)	(23)	-	(4)	(5)	(9)	(3)

Effect Of Compensation
December 2019 (Millions of Euros)
					Gross amounts not offset in the consolidated balance sheets (D)
	Notes	Gross amounts recognized (A)	Gross amounts offset in the consolidated balance sheets (B)	Net amount presented in the consolidated balance sheets (C=A-B)	Financial instruments	Cash collateral received/ pledged	Net amount (E=C-D)
Trading and hedging derivatives	10, 15	37,302	2,388	34,914	25,973	8,210	731
Reverse repurchase, securities borrowing and similar agreements		35,805	21	35,784	35,618	204	(39)
Total Assets		73,107	2,409	70,698	61,591	8,415	692
Trading and hedging derivatives	10, 15	39,646	2,394	37,252	25,973	10,613	667
Repurchase, securities lending and similar agreements		45,977	21	45,956	45,239	420	297
Total Liabilities		85,623	2,414	83,209	71,212	11,033	964

December 2018 (Millions of Euros)
					Gross Amounts Not Offset in the Consolidated Balance Sheets (D)
	Notes	Gross amounts recognized (A)	Gross amounts offset in the consolidated balance sheets (B)	Net amount presented in the consolidated balance sheets (C=A-B)	Financial instruments	Cash collateral received/ pledged	Net amount (E=C-D)
Trading and hedging derivatives	10, 15	49,908	16,480	33,428	25,024	7,790	613
Reverse repurchase, securities borrowing and similar agreements		28,074	42	28,032	28,022	169	(159)
Total Assets		77,982	16,522	61,460	53,046	7,959	454
Trading and hedging derivatives	10, 15	51,596	17,101	34,494	25,024	6,788	2,682
Repurchase, securities lending and similar agreements		43,035	42	42,993	42,877	34	82
Total liabilities		94,631	17,143	77,487	67,901	6,822	2,765

December 2017 (Millions of Euros)
					Gross Amounts Not Offset in the Consolidated Balance Sheets (D)
	Notes	Gross amounts recognized (A)	Gross amounts offset in the consolidated balance sheets (B)	Net amount presented in the consolidated balance sheets (C=A-B)	Financial instruments	Cash collateral received/ pledged	Net amount (E=C-D)
Trading and hedging derivatives	10, 15	49,333	11,584	37,749	27,106	7,442	3,202
Reverse repurchase, securities borrowing and similar agreements		26,426	56	26,369	26,612	141	(384)
Total Assets		75,759	11,641	64,118	53,717	7,583	2,818
Trading and hedging derivatives	10, 15	50,693	11,644	39,049	27,106	8,328	3,615
Repurchase, securities lending and similar agreements		40,134	56	40,078	40,158	21	(101)
Total Liabilities		90,827	11,701	79,126	67,264	8,349	3,514

Sensitivity Analysis To Interest Rate
Sensitivity to interest-rate analysis - December 2019
	Impact on net interest income (*)		Impact on economic value (**)
	100 basis-point increase	100 basis-point decrease	100 basis-point increase	100 basis-point decrease
Europe (***)	+ (5% - 10%)	- (0% - 5%)	+ (0% - 5%)	- (0% - 5%)
Mexico	+ (0% - 5%)	- (0% - 5%)	+ (0% - 5%)	- (0% - 5%)
The United States	+ (5% - 10%)	- (5% - 10%)	- (5% - 10%)	+ (0% - 5%)
Turkey	+ (0% - 5%)	- (0% - 5%)	- (0% - 5%)	+ (0% - 5%)
South America	+ (0% - 5%)	- (0% - 5%)	- (0% - 5%)	+ (0% - 5%)
BBVA Group	+ (0% - 5%)	- (0% - 5%)	- (0% - 5%)	- (0% - 5%)

LtSCD By LMU
LtSCD by LMU
	December 2019	December 2018	December 2017
Group (average)	108%	106%	110%
Eurozone	108%	101%	108%
BBVA Mexico	116%	114%	109%
BBVA USA	111%	119%	109%
Garanti BBVA	99%	110%	122%
Other LMUs	103%	99%	108%

Liquidity Risk Coverage By UGL
LCR main LMU
Group	129%	127%	128%
Eurozone	147%	145%	151%
BBVA Mexico	147%	154%	148%
BBVA USA (*)	145%	143%	144%
Garanti BBVA	206%	209%	134%

Liquidity Available by Instrument and Subsidiaries
December 2019 (Millions of Euros)
	BBVA Eurozone	BBVA Mexico	BBVA USA	Garanti BBVA	Other
Cash and withdrawable central bank reserves	14,516	6,246	4,949	6,450	6,368
Level 1 tradable assets	41,961	7,295	11,337	7,953	3,593
Level 2A tradable assets	403	316	344	-	-
Level 2B tradable assets	5,196	219	-	-	12
Other tradable assets	22,213	1,269	952	669	586
Non tradable assets eligible for central banks	-	-	2,935	-	-
Cumulated counterbalancing capacity	84,288	15,344	20,516	15,072	10,559

December 2018 (Millions of Euros)
	BBVA Eurozone	BBVA Mexico	BBVA USA	Garanti BBVA	Other
Cash and withdrawable central bank reserves	26,506	7,666	1,667	7,633	6,677
Level 1 tradable assets	29,938	4,995	10,490	6,502	3,652
Level 2A tradable assets	449	409	510	-	-
Level 2B tradable assets	4,040	33	-	-	-
Other tradable assets (*)	8,772	1,372	1,043	499	617
Non tradable assets eligible for central banks	-	-	2,314	-	-
Cumulated counterbalancing capacity	69,705	14,475	16,024	14,634	10,946

December 2017 (Millions of Euros)
	BBVA Eurozone (1)	BBVA Mexico	BBVA USA	Garanti BBVA	Other
Cash and withdrawable central bank reserves	15,634	8,649	2,150	6,692	6,083
Level 1 tradable assets	38,954	3,805	9,028	5,705	6,141
Level 2A tradable assets	386	418	753	-	10
Level 2B tradable assets	4,995	69	-	-	21
Other tradable assets (*)	10,192	1,703	1,252	962	1,573
Non tradable assets eligible for central banks	-	-	2,800	-	-
Cumulated counterbalancing capacity	70,163	14,644	15,983	13,359	13,828

Net Stable Finance Ratio NSFR
NSFR main LMU
December 2019
Group	120%
BBVA Eurozone	113%
BBVA Mexico	130%
BBVA USA	116%
Garanti BBVA	151%

Matrix Of Residual Maturities
December 2019. Contractual maturities (Millions of Euros)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	20,954	20,654	-	-	-	-	-	-	-	-	41,608
Deposits in credit entities	-	3,591	283	488	585	503	189	24	120	432	6,216
Deposits in other financial institutions	-	1,336	1,120	796	589	991	1,420	1,072	672	2,089	10,084
Reverse repo, securities borrowing and margin lending	-	21,612	3,858	2,287	561	808	4,121	1,838	411	803	36,299
Loans and advances	157	22,015	25,056	24,994	15,777	16,404	42,165	35,917	54,772	122,098	359,354
Securities' portfolio settlement	-	1,622	3,873	6,620	2,017	7,292	21,334	6,115	13,240	46,022	108,136

December 2019. Contractual maturities (Millions of Euros)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
LIABILITIES
Wholesale funding	1	1,393	1,714	4,208	1,645	4,386	8,328	10,608	10,803	27,840	70,927
Deposits in financial institutions	7,377	7,608	493	1,122	172	1,514	386	614	206	510	20,004
Deposits in other financial institutions and international agencies	10,177	3,859	867	381	367	257	982	503	499	952	18,843
Customer deposits	271,638	43,577	18,550	10,013	7,266	6,605	3,717	2,062	854	1,039	365,321
Security pledge funding	-	45,135	3,202	15,801	1,456	653	3,393	7,206	759	1,308	78,914
Derivatives, net	-	(66)	(25)	29	(11)	1,097	(830)	(278)	(333)	(420)	(838)

December 2018. Contractual maturities (Millions of Euros)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	9,550	40,599	-	-	-	-	-	-	-	-	50,149
Deposits in credit entities	801	3,211	216	141	83	152	133	178	27	1,269	6,211
Deposits in other financial institutions	1	1,408	750	664	647	375	1,724	896	1,286	2,764	10,515
Reverse repo, securities borrowing and margin lending	-	21,266	1,655	1,158	805	498	205	1,352	390	210	27,539
Loans and Advances	132	19,825	25,939	23,265	15,347	16,433	42,100	32,336	53,386	120,571	349,334
Securities' portfolio settlement	-	1,875	4,379	5,990	2,148	6,823	8,592	12,423	11,533	42,738	96,501

December 2018. Contractual Maturities (Millions of Euros)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
LIABILITIES
Wholesale funding	1	2,678	1,652	2,160	2,425	2,736	7,225	8,578	16,040	26,363	69,858
Deposits in financial institutions	7,107	5,599	751	1,992	377	1,240	1,149	229	196	904	19,544
Deposits in other financial institutions and international agencies	10,680	4,327	1,580	458	302	309	781	304	825	1,692	21,258
Customer deposits	252,630	44,866	18,514	10,625	6,217	7,345	5,667	2,137	1,207	1,310	350,518
Security pledge funding	40	46,489	2,219	2,274	114	97	22,911	526	218	1,627	76,515
Derivatives, net	-	(75)	(523)	(68)	(5)	(117)	498	(91)	(67)	(392)	(840)

December 2017. Contractual Maturities (Millions of euros)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	8,179	31,029	-	-	-	-	-	-	-	-	39,208
Deposits in credit entities	252	4,391	181	169	120	122	116	112	157	1,868	7,488
Deposits in other financial institutions	1	939	758	796	628	447	1,029	681	806	1,975	8,060
Reverse repo, securities borrowing and margin lending	18,979	2,689	1,921	541	426	815	30	727	226	-	26,354
Loans and Advances	267	21,203	26,323	23,606	15,380	17,516	43,973	35,383	50,809	123,568	358,028
Securities' portfolio settlement	1	1,579	4,159	4,423	2,380	13,391	5,789	11,289	12,070	44,666	99,747

December 2017. Contractual maturities (Millions of Euros)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
LIABILITIES
Wholesale funding	-	3,648	4,209	4,238	1,227	2,456	5,772	6,432	18,391	30,162	76,535
Deposits in financial institutions	6,831	5,863	1,082	2,335	392	1,714	930	765	171	1,429	21,512
Deposits in other financial institutions and international agencies	10,700	4,827	3,290	1,959	554	1,328	963	286	355	1,045	25,307
Customer deposits	233,068	45,171	18,616	11,428	8,711	10,368	7,607	2,612	1,833	2,034	341,448
Security pledge funding	-	35,502	2,284	1,405	396	973	64	23,009	338	1,697	65,668
Derivatives, net	-	(18)	(110)	(116)	(135)	(117)	(336)	(91)	(106)	(419)	(1,448)

Table of Encumbered Assets
December 2019 (Millions of Euros)
	Encumbered assets		Non-encumbered assets
	Book value	Market value	Book value	Market value
Assets	101,792		596,898
Equity instruments	3,526	3,526	12,113	12,113
Debt securities	29,630	29,567	95,611	95,611
Loans and advances and other assets	68,636		489,174

December 2018 (Millions of Euros)
	Encumbered assets		Non-encumbered assets
	Book value	Market value	Book value	Market value
Assets	107,950		567,573
Equity instruments	1,864	1,864	6,485	6,485
Debt Securities	31,157	32,216	82,209	82,209
Loans and Advances and other assets	74,928	-	478,880	-

December 2017 (Millions of euros)
	Encumbered assets		Non-encumbered assets
	Book value	Market value	Book value	Market value
Assets	110,600		579,459
Equity instruments	2,297	2,297	9,616	9,616
Debt Securities	28,700	29,798	84,391	84,391
Loans and Advances and other assets	79,604		485,451

Collateral Received
December 2019. Collateral received (Millions of euros)
	Fair value of encumbered collateral received or own debt securities issued	Fair value of collateral received or own debt securities issued available for encumbrance	Nominal amount of collateral received or own debt securities issued not available for encumbrance
Collateral received	38,496	9,208	48
Equity instruments	65	70	-
Debt securities	38,431	9,130	38
Loans and advances and other assets	-	8	10
Own debt securities issued other than own covered bonds or ABSs	-	82	-

December 2018. Collateral received (Millions of Euros)
	Fair value of encumbered collateral received or own debt securities issued	Fair value of collateral received or own debt securities issued available for encumbrance	Nominal amount of collateral received or own debt securities issued not available for encumbrance
Collateral received	27,474	5,633	319
Equity instruments	89	82	-
Debt securities	27,385	5,542	300
Loans and advances and other assets	-	8	19
Own debt securities issued other than own covered bonds or ABSs	78	87	-

December 2017. Collateral received (Millions of euros)
	Fair value of encumbered collateral received or own debt securities issued	Fair value of collateral received or own debt securities issued available for encumbrance	Nominal amount of collateral received or own debt securities issued not available for encumbrance
Collateral received	23,881	9,630	201
Equity instruments	103	5	-
Debt securities	23,715	9,619	121
Loans and Advances and other assets	63	6	80
Own debt securities issued other than own covered bonds or ABSs	3	161	-

Sources Of Encumbrance
Sources of encumbrance (Millions of Euros)
	December 2019		December 2018		December 2017
	Matching liabilities, contingent liabilities or securities lent	Assets, collateral received and owndebt securities issued other than covered bonds and ABSs encumbered	Matching liabilities, contingent liabilities or securities lent	Assets, collateral received and owndebt securities issued other than covered bonds and ABSs encumbered	Matching liabilities, contingent liabilities or securities lent	Assets, collateral received and owndebt securities issued other than covered bonds and ABSs encumbered
Book value of financial liabilities	124,252	135,500	113,498	131,172	118,704	133,312
Derivatives	19,066	20,004	8,972	11,036	11,843	11,103
Loans and advances	87,906	94,240	85,989	97,361	87,484	98,478
Outstanding subordinated debt	17,280	21,256	18,538	22,775	19,377	23,732
Other sources	449	4,788	3,972	4,330	305	1,028